FAIR VALUE OF FINANCIAL INSTRUMENTS - Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 68,200	$ 61,698
Financial liabilities	(309,580)	(284,508)
Balance, beginning of period	61,698
Balance, beginning of period	284,508
Balance, end of period	68,200	61,698
Balance, end of period	309,580	284,508
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	14,088	10,893
Financial liabilities	(2,349)	(3,652)
Balance, beginning of period	10,893
Balance, beginning of period	3,652
Balance, end of period	14,088	10,893
Balance, end of period	2,349	3,652
Level 3 | At fair value
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	14,088	10,893
Financial liabilities	(2,349)	(3,652)
Balance, beginning of period	10,893	8,801
Balance, beginning of period	3,652	3,518
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	1,232	603
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(387)	(432)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	486	102
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(231)	105
Additions, net	1,445	1,833
Additions, net	(682)	503
Balance, end of period	14,088	10,893
Balance, end of period	2,349	3,652
Transfers into Level 3 of fair value hierarchy, assets	(32)	(176)
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	(3)	(42)
Transfers out of Level 3 of fair value hierarchy, assets	0	(622)
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(2,349)	(3,523)
Balance, beginning of period	3,523
Balance, end of period	2,349	3,523
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	(129)
Balance, beginning of period	129
Balance, end of period	0	129
Level 3 | Discounted cash flow [member] | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(2,349)
Balance, end of period	2,349
Corporate bonds | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		740
Balance, beginning of period	740
Balance, end of period		740
Corporate bonds | Level 3 | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	810
Balance, end of period	810
Fixed income securities and other | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,412	6,036
Balance, beginning of period	6,036
Balance, end of period	7,412	6,036
Fixed income securities and other | Level 3 | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,412
Balance, end of period	7,412
Equity derivatives | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,659	3,764
Balance, beginning of period	3,764
Balance, end of period	4,659	$ 3,764
Equity derivatives | Level 3 | Black-Scholes model
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,659
Balance, end of period	4,659
Accounts receivable and other | Level 3 | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,207
Balance, end of period	$ 1,207